Restricted cash (Tables)	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
The following is a reconciliation of cash, cash equivalents and restricted cash as of June 30, 2019, December 31, 2018 and June 30, 2018:

	June 30, 2019	December 31, 2018	June 30, 2018
Cash and cash equivalents	$782,884	$1,204,018	$1,598,502
Restricted cash	187,401	211,017	259,971
Total cash, cash equivalents and restricted cash	$970,285	$1,415,035	$1,858,473

Schedule of restricted cash and cash equivalents
The following is a reconciliation of cash, cash equivalents and restricted cash as of June 30, 2019, December 31, 2018 and June 30, 2018:

	June 30, 2019	December 31, 2018	June 30, 2018
Cash and cash equivalents	$782,884	$1,204,018	$1,598,502
Restricted cash	187,401	211,017	259,971
Total cash, cash equivalents and restricted cash	$970,285	$1,415,035	$1,858,473